CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Cash flows from operating activities
Net loss	$ (13,806)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	28,378
Amortization of deferred contract costs	6,705
Amortization of debt issuance costs	700
Provision for bad debt expense and returns	894
Loss (gain) on disposal of equipment and leasehold improvements	(23)
Loss on extinguishment of debt	5,213
Share-based compensation	3,903
Deferred taxes	(5,357)
Adjustment to contingent consideration	(3,100)
Changes in operating assets and liabilities:
Trade accounts receivable	(18,332)
Income tax receivable/payable	(183)
Prepaid expenses and other assets	(4,699)
Deferred contract costs	(16,879)
Accounts payable	3,145
Accrued liabilities	(4,207)
Deferred revenue	47,528
Other liabilities	3,161
Net cash provided by operating activities	33,041
Cash flows from investing activities
Purchases of equipment and leasehold improvements	(1,836)
Net cash used in investing activities	(1,836)
Cash flows from financing activities
Debt issuance costs	(1,264)
Payment of debt	(205,000)
Payment of debt extinguishment costs	(2,050)
Proceeds from initial public offering, net of underwriting discounts and commissions	326,316
Cash paid for offering costs	(6,601)
Proceeds from private placement	2,233
Proceeds from the exercise of stock options	185
Net cash provided by financing activities	113,819
Net increase (decrease) in cash	145,024
Cash, beginning of period	32,433
Cash, end of period	177,457
Supplemental disclosures of cash flow information:
Cash paid for interest	12,647
Cash paid for income taxes, net of refunds	$ 703